Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of reconciliation of changes in goodwill [abstract]
Schedule of changes in the carrying amount of goodwill

	January 1,	Impairment	Exchange	December 31,	Impairment	Exchange	December 31,
	2017	(Note 25.5)	differences	2017	(Note 25.5)	differences	2018
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Globe Specially Metals, Inc. (Globe)	230,210	(30,618)	5,695	205,287	—	(2,439)	202,848
Total	230,210	(30,618)	5,695	205,287	—	(2,439)	202,848

Schedule of key assumptions used in the determination of recoverable value

	2018		2017
	U.S.	Canada	U.S.	Canada
Weighted average cost of capital	11.0%	10.5%	10.5%	10.5%
Long-term growth rate	2.0%	2.0%	1.5%	1.5%
Normalized tax rate	22.0%	26.5%	27.1%	26.5%
Normalized cash free net working capital	21.0%	21.0%	21.0%	21.0%

Schedule of sensitivity to changes in assumptions affecting impairment

		Excess of	Sensitivity on		Sensitivity on		Sensitivity on
		recoverable	discount rate		long-term growth rate		cash flows
		value over	Decrease	Increase	Decrease	Increase	Decrease	Increase
	Goodwill	carrying value	by 10%	by 10%	by 10%	by 10%	by 10%	by 10%
	(in millions of US$)
Electrometallurgy - U.S.	172.9	43.2	94.4	(73.7)	(11.0)	11.5	(59.7)	59.7
Electrometallurgy - Canada	29.9	4.8	17.7	(13.8)	(2.2)	2.3	(12.1)	12.1
Total	202.8